[ING LETTERHEAD]
February 19, 2010

Ellen J. Sazzman
Senior Counsel
Office of Insurance Products
United States Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549-4644

Re:	Separate Account NY-B of ReliaStar Life Insurance Company of New York
ING Empire Traditions Variable Anuity
File Nos. 333-85618 and 811-07935

Dear Ms. Sazzman:

We are making this filing, Post-Effective Amendment No. 37 to the Registration Statement on Form N-
4 for ReliaStar Life Insurance Company of New York and its Separate Account NY-B, which concerns the above-referenced offering of securities.

The purpose of this filing is to disclose our decision to discontinue offering the contracts for sale to new purchasers, effective March 15, 2010. As a result, we will also discontinue offering the optional riders and endorsements currently available for purchase with the contract for an additional charge, including certain riders that we had, as company practice, also allowed existing customers to elect on a limited basis, subject to certain conditions and eligibility requirements.

We have already notified our existing customers who will be affected by this change in company practice.
We filed a supplement to the prospectus containing this information on February 8, 2010. Although we do not believe that this change constitutes a material change to the registration statement, we are filing this post-effective amendment pursuant to Rule 485(a) under the Securities Act of 1933 out of an abundance of caution.

We respectfully request selective review.

The registrant hereby acknowledges that:

  The registrant is responsible for the adequacy and accuracy of the disclosure in the filing;
  Staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and
  The registrant may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Ellen J. Sazzman
Senior Counsel
February 19, 2010
Page 2

Please call me, at (610) 425-3447, with your questions or comments or e-mail me:
nicholas.morinigo@us.ing.com.

Respectfully,

/s/ Nicholas Morinigo
Nicholas Morinigo
Counsel

ReliaStar Life Insurance Company of New York
1475 Dunwoody Drive, West Chester, PA 19380
Tel:	(610) 425-3447
Fax:	(610) 425-3520